Financial Instruments - classification - IBOR reform (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	£ 781,992	£ 799,491
Financial Liabilities	740,189	755,667
IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loan commitments	7,437	42,702
Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Loan commitments	55	682
GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loan commitments	1,016	25,616
EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Loan commitments		7,176
USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Loan commitments	6,366	9,228
Subject to conversion provisions under IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	22,056
Financial Liabilities	426
Loan commitments	15,785
Derivatives [Member] | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,155,600	5,424,600
Derivatives [Member] | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		289,600
Derivatives [Member] | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	3,600	1,407,500
Derivatives [Member] | EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		2,358,700
Derivatives [Member] | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,152,000	1,368,800
Derivatives [Member] | Subject to conversion provisions under IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	557,700
Currency swaps | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		2,200
Currency swaps | Other IBOR | GBP
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	500	300
Currency swaps | Other IBOR | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	400	300
Currency swaps | Other IBOR | USD
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	25,300	47,400
Currency swaps | Other IBOR | Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		1,000
Currency swaps | GBP LIBOR | GBP
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	8,700	5,200
Currency swaps | GBP LIBOR | USD
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	91,700	98,500
Currency swaps | GBP LIBOR | Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	100	2,300
Currency swaps | EUR IBOR | GBP
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		2,900
Currency swaps | EUR IBOR | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		700
Currency swaps | EUR IBOR | USD
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		85,800
Currency swaps | EUR IBOR | Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	100	5,100
Currency swaps | USD IBOR | GBP
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	8,200	2,000
Currency swaps | USD IBOR | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	400	1,200
Currency swaps | USD IBOR | USD
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	117,000	231,700
Currency swaps | USD IBOR | Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		1,800
Basis swaps | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		10,000
Basis swaps | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		97,000
Basis swaps | EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		49,000
Basis swaps | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		81,000
Trading assets. | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	152	484
Trading assets. | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets		1
Trading assets. | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	62	75
Trading assets. | EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets		348
Trading assets. | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	90	60
Loans to banks - amortised cost. | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	11	206
Loans to banks - amortised cost. | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets		23
Loans to banks - amortised cost. | EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets		101
Loans to banks - amortised cost. | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	11	82
Loans to customers - amortised cost. | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	9,620	51,849
Loans to customers - amortised cost. | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	267	234
Loans to customers - amortised cost. | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	4,788	40,299
Loans to customers - amortised cost. | EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets		4,950
Loans to customers - amortised cost. | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	4,565	6,366
Other financial assets
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	46,145	55,148
Other financial assets | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	1,632	3,591
Other financial assets | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	864	2,918
Other financial assets | EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets		370
Other financial assets | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Assets	768	303
Bank deposits | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	37	474
Bank deposits | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities		107
Bank deposits | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	37	367
Customer deposits. | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities		4
Customer deposits. | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities		4
Trading liabilities. | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	197	739
Trading liabilities. | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities		2
Trading liabilities. | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	31	54
Trading liabilities. | EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities		269
Trading liabilities. | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	166	414
Financial liabilities (other)
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	49,326	45,811
Financial liabilities (other) | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	9,544	18,396
Financial liabilities (other) | Other IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	131	196
Financial liabilities (other) | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	2,390	2,492
Financial liabilities (other) | EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities		5,902
Financial liabilities (other) | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	7,023	9,806
Subordinated Liabilities | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	90	1,296
Subordinated Liabilities | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities		8
Subordinated Liabilities | EUR IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities		438
Subordinated Liabilities | USD IBOR
Disclosure of financial instruments by type of interest rate [line items]
Financial Liabilities	£ 90	£ 850